COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimated Future Minimum Lease Payments

Estimated future minimum lease payments, utilizing current exchange rates at December 31, 2018, over the estimated lease terms are summarized below:

Years Ending December 31,
2019	$19,615
2020	18,928
2021	18,222
2022	15,674
2023	13,865
Thereafter	65,111

Total	$151,415

Other Commitments

The aggregate amounts of the aforementioned obligations to Huawei outstanding as of December 31, 2018, based on the exchange rate at that date, are as follows:

Years ending December 31,
2019	$20,268
2020	16,716
2021	9,152
2022	814

Total	$46,950

The aggregate annual amounts of the aforementioned estimated obligations outstanding for investments under the RBI2 Agreement as of December 31, 2018, based on the exchange rate at that date, are as follows:

Years ending December 31,
2019	$2,572
2020	5,816
2021	2,796
2022	1,119

Total	$12,303

Schedule of Minimum Purchase Commitments

As of December 31, 2018, the minimum purchase commitment with Telecel was $20.5 million, as follows:

Years ending December 31,
2019	$1,577
2020	1,577
2021	1,577
2022	1,577
2023	1,577
Thereafter	12,616

Total	$20,501